Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Schedule of Debt

Outstanding notes payable consist of (all amounts in thousands):

	2012	2011
Senior Debt - Term Loan	$8,519	$10,807
Senior Debt - Real Estate Loan	1,804	1,929
Subordinated Term Loan	8,500	8,500
Total	18,823	21,236
Less: Unamortized debt issuance costs	(695)	(669)
Less: Current portion of notes payable, including current portion of unamortized debt discount	(9,734)	(1,592)
Notes payable, net of current portion	$8,394	$18,975

Schedule Of Carrying Value Of The Subordinated Term Loan

The carrying value of the Subordinated Term Loan is as follows (all amounts in thousands):

	2012	2011
Principal amount of loan	$8,500	$8,500
Less: unamortized debt discount	(622)	(635)
	$7,878	$7,865

Schedule Of Interest Costs Of The Subordinated Term Loan

Interest costs for the Subordinated Term Loan are as follows (all amounts in thousands):

	2012	2011
Contractual interest coupon rate	$951	$948
Amortization of related debt discount	308	225
Total interest recognized	$1,259	$1,173
Effective interest rate	16.0%	15.1%

Schedule of Contractual Obligation, Fiscal Year Maturity

As of December 31, 2012, future minimum payments due for notes payable for each of the five succeeding years and beyond are as follows (all amounts in thousands):

Year Ending December 31,
2013	$10,323
2014	8,500
2015	0
2016	0
2017	0
Thereafter	0
$18,823